SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of allowance for doubtful account

Balance at December 31, 2022	$92,646
Bad debt expense	30,275
Write-offs(1)	(52,149)
Recoveries(1)	(45,000)
Balance at December 31, 2023	$25,772

(1)	During the year ended December 31, 2023, the Company entered into a settlement agreement with a former wholesale customer. As a result of this settlement, $47,646 of accounts receivable were written-off as uncollectible, while the $45,000 collected under the settlement agreement was reflected as a gain within general and administrative expenses in the statement of operations.

Schedule of estimated useful lives of property and equipment

	December 31,	December 31,	Estimated Useful Lives
Property & Equipment	2023	2022	(in Years)
Mobile Kiosk Display	$127,333	$63,395	3 years
Computer Equipment	44,901	44,901	3 Years
Office Equipment	10,291	17,273	3 Years
Internal-Use Software	31,300	16,775	3 to 5 Years
Property and equipment, gross	213,825	142,343
Less: Accumulated depreciation	(80,977)	(22,599)
Property and equipment, net	$132,848	$119,744

Schedule of allowance for doubtful accounts

	2024	2023
Balance at January 1	$25,772	$92,646
Bad debt expense (recovery)	(4,891)	142
Write-offs	-	(142)
Other	556	-
Balance at March 31	$21,437	$92,646